Financial Derivative Contracts and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Schedule of Financial Assets and Liabilities
a)	Total derivative contracts portfolio

The Bank and subsidiaries use the following derivative financial instruments for hedge accounting and trading purposes, which, in order to capture the credit risk in the valuation, are adjusted to reflect the CVA (Credit Value Adjustment) and DVA (Debit Value Adjustment). The detail of these instruments is presented below:

	As of December 31, 2020		As of December 31, 2019
	Assets	Liabilities	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	306,472	162,450	203,868	144,069
Derivatives held for trading	3,676,331	3,511,141	2,951,089	2,793,965
Totals	3,982,803	3,673,591	3,154,957	2,938,034

Schedule of Portfolio of Financial Derivative Assets

Financial derivative assets

	As of December 31, 2020
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	7,882,839	2,358,854	417,178	472,208
Currency swaps	246,599	932,372	8,656,771	938,762
Interest rate swaps	3,828,930	6,424,682	26,020,406	2,570,553
Call currency options	13,402	15,483	—	195
Put currency options	7,797	10,514	—	1,085
Totals	11,979,567	9,741,905	35,094,355	3,982,803

	As of December 31, 2019
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	8,174,950	3,931,647	1,234,741	454,300
Currency swaps	217,953	923,526	6,640,937	855,780
Interest rate swaps	4,125,562	7,225,228	31,308,891	1,840,855
Call currency options	34,713	49,753	748	3,805
Put currency options	5,067	15,940	—	217
Totals	12,558,245	12,146,094	39,185,317	3,154,957

Schedule of Portfolio of Financial derivative liabilities

Financial derivative liabilities

	As of December 31, 2020
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	7,913,739	1,989,333	935,565	433,863
Currency swaps	335,192	953,275	7,480,516	775,122
Interest rate swaps	3,509,633	6,205,021	27,404,647	2,463,249
Call currency options	9,434	15,404	—	271
Put currency options	5,753	5,786	—	1,086
Totals	11,773,751	9,168,819	35,820,728	3,673,591

	As of December 31, 2019
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	11,622,926	4,440,565	830,870	504,276
Currency swaps	182,481	831,635	6,249,881	769,072
Interest rate swaps	2,939,069	6,101,205	29,362,545	1,662,363
Call currency options	31,482	51,810	—	1,758
Put currency options	18,837	39,941	374	565
Totals	14,794,795	11,465,156	36,443,670	2,938,034

Schedule of Portfolio of Derivative Financial Instruments for Hedge Accounting and Trading Purposes

As of December 31, 2020 and 2019, the portfolio of financial derivative instruments held for hedge accounting and trading purposes is as follows:

	As of December 31, 2020
	Notional			Fair value
		Between 3
		months and
	Up to 3 months	1 year	Over 1 year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	3,704,562	965,569	2,261,626	306,472	162,450
Fair value hedge
Currency forwards	—	—	—	—	—
Currency swaps	—	—	74,894	9,666	—
Interest rate swaps	—	201,193	1,960,759	203,913	61,705
Subtotals	—	201,193	2,035,653	213,579	61,705
Cash flow hedge
Currency forwards	1,657,848	716,842	178,107	3,919	33,112
Currency swaps	—	—	—	—	—
Interest rate swaps	4,000	29,233	47,866	2,094	238
Subtotals	1,661,848	746,075	225,973	6,013	33,350
Hedge of net investment in a foreign operation
Currency forwards	2,042,714	18,301	—	86,880	67,395
Subtotals	2,042,714	18,301	—	86,880	67,395

Derivatives held for trading	20,048,756	17,945,155	68,653,457	3,676,331	3,511,141
Currency forwards	12,096,016	3,613,044	1,174,636	381,409	333,356
Currency swaps	581,791	1,885,647	16,062,393	929,096	775,122
Interest rate swaps	7,334,563	12,399,277	51,416,428	2,364,546	2,401,306
Call currency options	22,836	30,887	—	195	271
Put currency options	13,550	16,300	—	1,085	1,086
Subtotals	20,048,756	17,945,155	68,653,457	3,676,331	3,511,141
Totals	23,753,318	18,910,724	70,915,083	3,982,803	3,673,591

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

	As of December 31, 2019
	Notional			Fair value
		Between 3
		months and
	Up to 3 months	1 year	Over 1 year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	3,679,576	1,371,790	3,072,685	203,868	144,069
Fair value hedge
Currency forwards	—	—	—	—	—
Currency swaps	—	—	47,463	—	1,479
Interest rate swaps	—	29,342	1,952,968	152,011	50,247
Subtotals	—	29,342	2,000,431	152,011	51,726
Cash flow hedge
Currency forwards	1,426,697	849,243	556,633	4,174	17,798
Currency swaps	—	47,155	78,592	6,145	2,703
Interest rate swaps	32,408	—	437,029	2,722	5,820
Subtotals	1,459,105	896,398	1,072,254	13,041	26,321
Hedge of net investment in a foreign operation
Currency forwards	2,220,471	446,050	—	38,816	66,022
Subtotal	2,220,471	446,050	—	38,816	66,022

Derivatives held for trading	23,673,464	22,239,460	72,556,302	2,951,089	2,793,965
Currency forwards	16,150,708	7,076,919	1,508,978	411,310	420,456
Currency swaps	400,434	1,708,006	12,764,763	849,635	764,890
Interest rate swaps	7,032,223	13,297,091	58,281,439	1,686,122	1,606,296
Call currency options	66,195	101,563	748	3,805	1,758
Put currency options	23,904	55,881	374	217	565
Subtotals	23,673,464	22,239,460	72,556,302	2,951,089	2,793,965
Totals	27,353,040	23,611,250	75,628,987	3,154,957	2,938,034

Schedule of the Effective Portion Generated by Cash Flow Derivatives

	As of December 31,
	2020		2019
	Effective	Ineffective	Effective	Ineffective
	portion	portion	portion	portion
	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	(527)	(37)	(3,698)	(516)
Commercial loans (interest rate)	1,654	140	1,135	289
Time deposits and other time liabilities
Time deposits	(1,090)	(1)	(4,275)	91
Debt instruments issued
Senior bonds	(34)	—	—	—
Interbank borrowings
Interbank loans	2,320	(7)	(3,019)	(8)
Forecast transaction
Payment in USD	882	—	3,065	—
Totals	3,205	95	(6,792)	(144)

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

The effective portion generated by cash flow derivatives recorded in the Statement of Changes in Equity as of December 31, 2020 and 2019. The ineffective portion is recognized immediately in the Consolidated Statement of Income (Loss). This ineffectiveness is generated because both the hedged item and the hedged object do not mirror each other, which means that changes in value attributable to rate and reset components are not fully offset, but remain within the effectiveness range defined by the standard.

The income generated by cash flow hedge derivatives whose effect was transferred from Other Comprehensive Income (Loss) to Income for the year, is as follow:

	For the year ended December 31,
	2020	2019
	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	1,617	3,681
Commercial loans (interest rate)	505	(1,134)
Time deposits and other time liabilities
Time deposits (*)	(4,324)	4,088
Debt instruments issued
Senior bonds	—	—
Interbank borrowings
Interbank loans	—	—
Forecast Transaction
Payment in USD	—	—
Totals	(2,202)	6,635

(*)    Includes the effects of the discontinuing cash flow hedge strategy on time deposits.

Schedule of Gains or Losses on the Hedge of the Net Investment

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

•	The ineffective portion is recognized in profit or loss. No such amounts were recorded in 2020 and 2019.

		As of December 31,
	Notes	2020	2019
		MCh$	MCh$
Opening balances		(10,756)	21,657
Gains (losses) on hedge of net investment in foreign operation, before tax	24 b.	80,722	(46,786)
Income tax relating to hedges of net investment in foreign operations	24 b.	(21,795)	14,373
Ending balances		48,171	(10,756)

Schedule of Hedge Net Investment

Hedge of net investment

	As of December 31, 2020
					Statements of
					Changes in	Statement
	Notional				Equity	of Income
					Effective
		Between 1 and	Between 3 and		portion for the	Ineffective
	Up to 1 year	3 years	6 years	Over 6 years	year	portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Net investment in New York Branch	1,897,025	—	—	—	51,803	—
Net investment in Itaú Corpbanca Colombia	163,990	—	—	—	(8,231)	—
Total	2,061,015	—	—	—	43,572	—
Hedging instrument		—	—	—		—
Foreign currency forwards	2,061,015	—	—	—	43,572	—

	As of December 31, 2019
					Statements of
					Changes in	Statement
	Notional				Equity	of Income
					Effective
		Between 1 and	Between 3 and		portion for the	Ineffective
	Up to 1 year	3 years	6 years	Over 6 years	year	portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Net investment in New York Branch	2,360,798	—	—	—	(35,744)	—
Net investment in Itaú Corpbanca Colombia	305,723	—	—	—	(11,042)	—
Total	2,666,521	—	—	—	(46,786)	—
Hedging instrument
Foreign currency forwards	2,666,521	—	—	—	(46,786)	—

Fair Value Hedges [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Schedule of nominal value of hedge items

The following table presents the hedged items and the hedging instrument at fair value as of December 31, 2020 and 2019, detailed by maturity:

	As of December 31, 2020
	Notional
		Between 1	Between 3 and
	Up to 1 year	and 3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Mortgage loans (1)	162,429	242,180	16,753	241,691	663,053
Time deposits and other time liabilities
Time deposits	—	20,472	5,817	—	26,289
Financial instruments at FVTPL
Treasury bonds	9,950	187,635	20,540	37,527	255,652
Debt instruments issued
Senior bonds	29,070	70,000	428,077	688,967	1,216,114
Interbank borrowings
Interbank loans	—	75,994	—	—	75,994
Totals	201,449	596,281	471,187	968,185	2,237,102
Hedging instruments
Currency swaps	—	74,894	—	—	74,894
Interest rate swaps	201,193	521,387	471,187	968,185	2,161,952
Totals	201,193	596,281	471,187	968,185	2,236,846

(1)	Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

	As of December 31, 2019
	Notional
		Between 1	Between 3 and
	Up to 1 year	and 3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Commercial and mortgage loans	1,032	—	—	—	1,032
Mortgage loans (1)	—	342,159	80,629	263,067	685,855
Financial instruments at FVTPL
Treasury bonds	—	52,704	49,932	25,458	128,094
Debt instruments issued
Senior bonds	28,310	98,310	80,620	1,007,834	1,215,074
Totals	29,342	493,173	211,181	1,296,359	2,030,055
Hedging instruments
Currency swaps	—	47,463	—	—	47,463
Interest rate swaps	29,342	445,428	211,181	1,296,359	1,982,310
Totals	29,342	492,891	211,181	1,296,359	2,029,773

(1)	Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

Below is an estimate of the periods in which flows are expected to be produced:

Forecasted cash flows by interest rate risk:

	As of December 31, 2020
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows (*)	12,496	191,835	11,437	3,563	219,331
Outflows	(18,448)	(130,799)	(48,778)	(43,439)	(241,464)
Net Flows	(5,952)	61,036	(37,341)	(39,876)	(22,133)
Hedging instruments (**)
Outflows	18,448	130,799	48,778	43,439	241,464
Inflows	(12,240)	(191,835)	(11,437)	(3,563)	(219,075)
Net flows	6,208	(61,036)	37,341	39,876	22,389

(*)    Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

(**)  Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31, 2019
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows (*)	9,890	66,797	13,343	4,570	94,600
Outflows	(45,795)	(36,038)	(129,595)	(54,460)	(265,888)
Net flows	(35,905)	30,759	(116,252)	(49,890)	(171,288)
Hedging instruments (**)
Outflows	(9,890)	(66,515)	(13,343)	(4,570)	(94,318)
Inflows	45,795	36,038	129,595	54,460	265,888
Net flows	35,905	(30,477)	116,252	49,890	171,570

(*)    Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

(**)  Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.

Cash Flow Hedges [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Schedule of nominal value of hedge items
•

The following table presents the nominal values of the hedged item as of December 31, 2020 and 2019:

	As of December 31, 2020
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts at amortized cost
Loans (inflation-indexed)	2,103,296	174,422	—	—	2,277,718
Commercial loans (interest rate)	23,000	20,000	—	—	43,000
Debt instruments issued
Senior bonds	—	27,866	—	—	27,866
Interbank borrowings
Interbank loans	240,831	3,685	—	—	244,516
Forecast transaction
Payment in USD	40,796	—	—	—	40,796
Totals	2,407,923	225,973	—	—	2,633,896
Hedging instruments
Currency forwards	2,374,690	178,107	—	—	2,552,797
Currency swaps	—	—	—	—	—
Interest rate swaps	33,233	47,866	—	—	81,099
Totals	2,407,923	225,973	—	—	2,633,896

	As of December 31, 2019
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts at amortized cost
Loans (inflation-indexed)	1,804,079	566,729	—	—	2,370,808
Commercial loans (interest rate)	5,000	43,000	—	—	48,000
Time deposits and other time liabilities
Time deposits	27,408	—	342,633	41,300	411,341
Interbank borrowings
Interbank loans	476,036	—	78,592	—	554,628
Forecast transaction
Payment in USD	42,979	—	—	—	42,979
Totals	2,355,502	609,729	421,225	41,300	3,427,756
Hedging instruments
Currency forwards	2,275,939	556,633	—	—	2,832,572
Currency swaps	47,155	—	78,592	—	125,747
Interest rate swaps	32,408	53,096	342,633	41,300	469,437
Totals	2,355,502	609,729	421,225	41,300	3,427,756

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

Below is an estimate of the periods in which flows are expected to occur.

	As of December 31, 2020
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	47,490	5,925	—	—	53,415
Outflows	(240,854)	(31,551)	—	—	(272,405)
Net Flows	(193,364)	(25,626)	—	—	(218,990)
Hedging instruments (*)
Outflows	240,854	31,551	—	—	272,405
Inflows	(47,490)	(5,925)	—	—	(53,415)
Net flows	193,364	25,626	—	—	218,990

	As of December 31, 2019
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	43,430	23,797	—	—	67,227
Outflows	(484,997)	(17,615)	(13,260)	(941)	(516,813)
Net Flows	(441,567)	6,182	(13,260)	(941)	(449,586)
Hedging instruments (*)
Outflows	(43,430)	(23,797)	—	—	(67,227)
Inflows	484,997	17,615	13,260	941	516,813
Net flows	441,567	(6,182)	13,260	941	449,586

(*)    Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.